TYPE:	13F-HR
PERIOD 03/31/2009
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 129 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4228    85031 SH       Sole                    47320             37711
Abbott Laboratories            COM              002824100     5886   123394 SH       Sole                    71259             52135
Adobe Systems                  COM              00724F101      206     9625 SH       Sole                     2800              6825
Akamai Tech                    COM              00971T101     5184   267229 SH       Sole                   168119             99110
Amdocs Limited                 COM              G02602103     5505   297221 SH       Sole                   178431            118790
Annaly Capital Management      COM              035710409     6164   444401 SH       Sole                   261451            182950
Apache                         COM              037411105     4955    77321 SH       Sole                    46454             30867
Avery Dennison                 COM              053611109     1151    51532 SH       Sole                    27622             23910
BP PLC ADS                     COM              055622104     1172    29228 SH       Sole                    17657             11571
Barrick Gold Corp.             COM              067901108      209     6453 SH       Sole                     2803              3650
Becton Dickinson               COM              075887109     4361    64857 SH       Sole                    36897             27960
Berkshire Hathaway Class B     COM              084670207      462      164 SH       Sole                       46               118
Chevron                        COM              166764100      910    13539 SH       Sole                     7794              5745
Chubb Corp                     COM              171232101     3422    80868 SH       Sole                    45753             35115
Coca-Cola Company              COM              191216100     5021   114243 SH       Sole                    67153             47090
Colgate-Palmolive              COM              194162103      549     9300 SH       Sole                     3700              5600
ConocoPhillips                 COM              20825C104     4270   109049 SH       Sole                    61110             47939
Diamond Offshore Drilling      COM              25271C102     3167    50387 SH       Sole                    30102             20285
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      196     8767 SH       Sole                     3737              5030
Ecolab                         COM              278865100      265     7625 SH       Sole                     2150              5475
Endurance Specialty Holdings   COM              G30397106     3926   157400 SH       Sole                   101630             55770
Exxon Mobil                    COM              30231G102     4309    63279 SH       Sole                    32359             30920
Foster Wheeler AG              COM              H27178104     3514   201136 SH       Sole                   120926             80210
General Electric               COM              369604103      606    59982 SH       Sole                    28297             31685
Google Inc.                    COM              38259P508     4187    12030 SH       Sole                     7368              4662
Hain Celestial                 COM              405217100     3651   256394 SH       Sole                   156089            100305
Hansen Natural                 COM              411310105     2965    82362 SH       Sole                    46492             35870
IBM Corp                       COM              459200101      276     2849 SH       Sole                      709              2140
Interdigital Inc.              COM              45867G101     5178   200540 SH       Sole                   123190             77350
Inv 2x- 1x+ S&P500 DBAB Struct COM              2515A0WY5     2650  2365000 SH       Sole                   495000           1870000
Johnson & Johnson              COM              478160104     7217   137215 SH       Sole                    78650             58565
Kimberly-Clark                 COM              494368103     3222    69868 SH       Sole                    41348             28520
Marathon Oil Corp              COM              565849106     4274   162585 SH       Sole                   100078             62507
Microsoft                      COM              594918104     7332   399120 SH       Sole                   233275            165845
Nike Inc- Cl 'B'               COM              654106103     3743    79815 SH       Sole                    47371             32444
Noble Energy                   COM              655044105      237     4400 SH       Sole                     2800              1600
Nokia Corporation              COM              654902204     4998   428316 SH       Sole                   268016            160300
Novartis AG-ADR                COM              66987V109     3634    96064 SH       Sole                    56359             39705
NutriSystem                    COM              67069d108     3723   260875 SH       Sole                   168305             92570
Parker Hannifin                COM              701094104     3401   100092 SH       Sole                    60881             39211
PepsiCo                        COM              713448108     5298   102923 SH       Sole                    59163             43760
Pfizer                         COM              717081103       17     1214 SH       Sole                     1214                 0
Portal Resources Ltd           COM              736114109        1    20000 SH       Sole                    20000
ProShares Short S&P500         COM              74347R503    13065   166960 SH       Sole                    91015             75945
Proctor & Gamble               COM              742718109      718    15248 SH       Sole                    10873              4375
Royal Dutch Shell PLC - ADR B  COM              780259107      228     5230 SH       Sole                     1855              3375
Rydex Inverse 2x S&P500 ETF    COM              78355W767     9631    76882 SH       Sole                    42792             34090
Sabine Royalty Trust           COM              785688102      319     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105     6220   222706 SH       Sole                   133841             88865
Schering-Plough                COM              806605101     8276   351443 SH       Sole                   194108            157335
Smithtown Bancorp              COM              832449102      169    14983 SH       Sole                     8085              6898
Terex Corp                     COM              880779103     2640   285391 SH       Sole                   174736            110655
Teva Pharmaceutical            COM              881624209     7573   168098 SH       Sole                    95533             72565
Transocean Ltd                 COM              H8817H100     4866    82699 SH       Sole                    49856             32843
Trinity Industries             COM              896522109     2151   235301 SH       Sole                   146941             88360
UltraShort Russell 2000 ProSha COM              74347R834     6074    86260 SH       Sole                    45635             40625
UltraShort S&P500 ProShares    COM              74347R883    11012   138861 SH       Sole                    75546             63315
Unilever N.V.                  COM              904784709      288    14671 SH       Sole                     5387              9284
Unilever PLC ADR               COM              904767704     1023    54023 SH       Sole                    32223             21800
United Technologies            COM              913017109      355     8266 SH       Sole                     5616              2650
Vodafone Group PLC ADS         COM              92857W209     6869   394314 SH       Sole                   230836            163478
Walt Disney                    COM              254687106     4531   249499 SH       Sole                   147799            101700
Wyeth                          COM              983024100      239     5564 SH       Sole                     2264              3300
XTO Energy Inc.                COM              98385X106     2086    68130 SH       Sole                    40754             27376
Yahoo!                         COM              984332106     2707   211335 SH       Sole                   125105             86230
S&P 500 Index SPDR Trust Serie COM              78462F103      821 10325.870 SH      Sole                 9395.037           930.833

/TEXT
/DOCUMENT
/SUBMISSION